Nature of Business and Organization (Details)										1 Months Ended	12 Months Ended
	Dec. 29, 2021 USD ($) $ / shares shares	Jun. 14, 2021 USD ($)	Apr. 21, 2021 USD ($)	Mar. 12, 2021 USD ($) $ / shares	Dec. 04, 2020 $ / shares shares	Oct. 30, 2020 $ / shares shares	Feb. 12, 2020	Apr. 13, 2018 $ / shares shares	Apr. 13, 2018 $ / shares shares	Oct. 21, 2020 $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Nature of Business and Organization (Details) [Line Items]
Number of shares issued (in Shares) | shares								1,000	1,000
Price per Share | (per share)								$ 0.001	$ 0.01
Ownership interest description								the former shareholders transferred their 100% ownership interest in MingZhu to MingZhu HK, which is 100% owned by MingZhu Cayman through MingZhu BVI. After the reorganization, MingZhu Cayman owns 100% equity interests of MingZhu BVI, MingZhu HK and MingZhu. The controlling shareholder of MingZhu Cayman is same as of MingZhu prior to the reorganization.	the former shareholders transferred their 100% ownership interest in MingZhu to MingZhu HK, which is 100% owned by MingZhu Cayman through MingZhu BVI. After the reorganization, MingZhu Cayman owns 100% equity interests of MingZhu BVI, MingZhu HK and MingZhu. The controlling shareholder of MingZhu Cayman is same as of MingZhu prior to the reorganization.
Number of authorized description							With the effect of resolutions passed by board of directors on February 12, 2020, the authorized number of ordinary shares increased from 38,000,000 to 50,000,000 with a par value of $0.001 instead of HKD 0.01 and the issued number of ordinary shares increased from 1,000 to 9,250,000 with a par value of $0.001 instead of HKD 0.01. With the effect of resolution passed by board of directors on May 21, 2020, the issued number of ordinary shares decreased from 9,250,000 to 9,000,000. As of the date hereof, the authorized number of ordinary shares is 50,000,000 with a par value of $0.001 and the issued number of ordinary shares is 9,000,000.
Public offering				$ 3,333,335
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.001	$ 0.001
Purchase of warrants				$ 0.75
Price per share (in Dollars per share) | $ / shares				$ 6
Offering expenses payable				$ 18,000,000
Warrant and purchased total of ordinary shares		$ 43,616	$ 214,286
Equity interest percentage	100.00%
Equity ownership percentage	100.00%
Aggregate value	$ 29,466,032
Aggregate shares (in Shares) | shares	3,189,000
Earnout payment												$ 8,826,019
Net income												$ 3,000,000
Ordinary shares, shares authorized (in Shares) | shares												50,000,000	50,000,000
Ordinary shares, shares issued (in Shares) | shares												19,134,277	12,354,040
Ordinary Shares [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.001
IPO [Member]
Nature of Business and Organization (Details) [Line Items]
Number of shares issued (in Shares) | shares										3,000,000
Price per share (in Dollars per share) | $ / shares										$ 4
Over-Allotment Option [Member]
Nature of Business and Organization (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 4	$ 4
Purchase of ordinary shares (in Shares) | shares					4,040	350,000
Forecast [Member]
Nature of Business and Organization (Details) [Line Items]
Earnout payment											$ 5,884,013
Net income											$ 3,000,000
Cheyi BVI [Member]
Nature of Business and Organization (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 4
Aggregate value	$ 12,756,000
Earnout payment	$ 2,000,000